Property, Plant and Equipment (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Property, Plant and Equipment [Abstract]
Depreciation expenses	$ 75,059	$ 195,788
Impairment provision for property, plant and equipment		401,995
Disposed vehicles	76,005
Disposed vehicles, cost	136,335
Disposed vehicles, accumulated depreciation	60,330
Received cash	65,539
Disposal of property, plant and equipment	$ (10,466)